COMMITMENTS AND CONTINGENCIES (Minimum Rental Payments Under Operating Lease Agreements)(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
2016	$ 1,725
2017	1,199
2018	1,199
2019	1,199
2020	1,199
Rental expense	$ 1,781	$ 1,594	$ 1,344